OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Maintenance and materials	$ (307,654)	$ (292,186)	$ (313,277)
Fees for services	(238,361)	(267,553)	(282,069)
Directors and Supervisory Committee's fees	(4,442)	(3,652)	(4,503)
Total fees for services, maintenance, materials and supplies	$ (550,457)	$ (563,391)	$ (599,849)